Note 10 - Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Deposits (Details) [Line Items]
Time Deposits, $100,000 or More	$ 166,900,000	$ 200,800,000
Certificates of Deposit, at Carrying Value	0.0	7,600,000
Available-for-sale Securities Pledged as Collateral	19,400,000	18,900,000
Federal Home Loan Bank [Member]
Note 10 - Deposits (Details) [Line Items]
Loans Pledged as Collateral	$ 1,000,000	$ 1,000,000